UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York          February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $77,920
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                         December 31, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5       COL 6   COL 7              COLUMN 8

                                                         VALUE     SHS OR  SH/ PUT/  INVSMT  OTHR           VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT PRN CALL  DSCRTN  MGRS      SOLE      SHARED     NONE
APPLE INC                     COM             037833100  4,050      10,000 SH        SOLE    NONE       10,000
AEGION CORP                   COM             00770F104    583      38,000 SH        SOLE    NONE       38,000
BELDEN INC                    COM             077454106  1,032      31,000 SH        SOLE    NONE       31,000
BROADRIDGE FINL SOLUTIONS IN  COM             11133T103    501      22,200 SH        SOLE    NONE       22,200
BRUKER CORP                   COM             116794108  1,292     104,000 SH        SOLE    NONE      104,000
CITIGROUP INC                 COM NEW         172967424  2,631     100,000 SH        SOLE    NONE      100,000
CVS CAREMARK CORPORATION      COM             126650100  4,364     107,004 SH        SOLE    NONE      107,004
EXPRESS SCRIPTS INC           COM             302182100  4,505     100,800 SH        SOLE    NONE      100,800
HARVARD BIOSCIENCE INC        COM             416906105    917     236,916 SH        SOLE    NONE      236,916
HCA HOLDINGS INC              COM             40412C101  2,166      98,300 SH        SOLE    NONE       98,300
KKR FINANCIAL HLDGS LLC       COM             48248A306    850      97,400 SH        SOLE    NONE       97,400
LAZARD LTD                    SHS A           G54050102  1,576      60,373 SH        SOLE    NONE       60,373
MARTHA STEWART LIVING OMNIME  CL A            573083102  1,656     376,459 SH        SOLE    NONE      376,459
MEDCO HEALTH SOLUTIONS INC    COM             58405U102  3,634      65,000 SH        SOLE    NONE       65,000
MOHAWK INDS INC               COM             608190104    293       4,900 SH        SOLE    NONE        4,900
RITCHIE BROS AUCTIONEERS      COM             767744105  5,054     228,900 SH        SOLE    NONE      228,900
ROCK-TENN CO                  CL A            772739207  2,953      51,185 SH        SOLE    NONE       51,185
RUSH ENTERPRISES INC          CL A            781846209  4,145     198,143 SH        SOLE    NONE      198,143
SCIQUEST INC NEW              COM             80908T101    493      34,550 SH        SOLE    NONE       34,550
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106  2,711     103,160 SH        SOLE    NONE      103,160
SPDR GOLD TRUST               GOLD SHS        78463V107  3,040      20,000 SH        SOLE    NONE       20,000
SIRONA DENTAL SYSTEMS INC     COM             82966C103  2,006      45,550 SH        SOLE    NONE       45,550
SLM CORP                      COM             78442P106    184      13,700 SH        SOLE    NONE       13,700
SOTHEBYS                      COM             835898107  1,227      43,000 SH        SOLE    NONE       43,000
STIFEL FINL CORP              COM             860630102  1,394      43,500 SH        SOLE    NONE       43,500
TRANSDIGM GROUP INC           COM             893641100  8,511      88,956 SH        SOLE    NONE       88,956
TW TELECOM INC                COM             87311L104  9,878     509,701 SH        SOLE    NONE      509,701
WESCO AIRCRAFT HLDGS INC      COM             950814103  5,635     402,766 SH        SOLE    NONE      402,766
WAUSAU PAPER CORP             COM             943315101    640      77,531 SH        SOLE    NONE       77,531











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